Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
(12)	Related Party Transactions

The Company has entered into transactions with its executive officers, directors and their affiliates in the ordinary course of business. There were loans to related parties at December 31, 2011 and 2010 of approximately $239,000 and $244,000, respectively. At December 31, 2011 and 2010, related parties had approximately $509,000 and $975,000, respectively, on deposit with the Company.